Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of Share Capital Issued and Fully Paid

		Group
	Ordinary shares of £1 each
Issued and fully paid share capital	No.	£m
At 31 December 2021, 1 January 2022 and 31 December 2022	7,060,000,000	7,060